Long-Term Debt and Other Financial Liabilities, Sale and Leaseback Transaction for Flagship (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2021 USD ($) Installment	May 11, 2021 USD ($)	Dec. 31, 2020 USD ($)
Sale and Leaseback Transaction [Abstract]
Balance outstanding	$ 207,917		$ 173,289
Sale and Leaseback Agreement for Flagship [Member]
Sale and Leaseback Transaction [Abstract]
Face amount		$ 20,500
Term of charter contract	5 years
Implied average interest rate	2.00%
Purchase obligation	$ 10,000
Additional percentage payment for difference between market price and floor price	15.00%
Number of consecutive payment installments | Installment	60
Frequency of periodic payment	monthly
Installment payment	$ 175
Balloon payment	$ 10,000
Maturity date	May 10, 2026
Balance outstanding	$ 20,334